LEASES - Right of Use Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LEASES
Right of use assets	$ 2,392	$ 1,398
Lease liabilities, current	$ 728	$ 868
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued And Other Liabilities, Current	Accrued And Other Liabilities, Current
Lease liabilities-noncurrent	$ 1,616	$ 476
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total lease liabilities	$ 2,344	$ 1,344